Business combinations (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Consideration paid and acquisition fate fair value of assets and liabilities	The following table summarizes the allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	12,753
Trade receivables and other assets	3,878

Total current assets	16,631

Property and equipment	868
Goodwill	293,664
Customer relationships	48,300
Software technology	43,700
Other long-term assets	437

Total assets	403,600

Current liabilities
Accounts payable and accrued liabilities	4,241
Deferred revenue	5,961

Total current liabilities	10,202

Deferred tax liability	8,776

Total liabilities	18,978

Fair value of net assets acquired	384,622
Less: Cash acquired	12,753

Fair value of net assets acquired, less cash acquired	371,869

Paid in Common Shares of the Company	180,086
Paid in cash	192,020
Receivable from Vend (already received)	(237)

Fair value of consideration transferred	371,869
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	32,698
Accounts receivable and other assets	3,379

Total current assets	36,077

Property and equipment	310
Goodwill	300,516
Customer relationships	56,500
Software technology	48,200
Other long-term assets	598

Total assets	442,201

Current liabilities
Accounts payable and accrued liabilities	5,080
Deferred revenue	6,737

Total current liabilities	11,817

Deferred revenue	379
Other long-term liabilities	249
Deferred tax liability	13,005

Total liabilities	25,450

Fair value of net assets acquired	416,751
Less: Cash acquired	32,698

Fair value of net assets acquired, less cash acquired	384,053

Paid in Common Shares of the Company	180,388
Paid in cash	207,118
Receivable from NuORDER (already partially received)	(3,453)

Fair value of consideration transferred	384,053
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	9,261
Trade receivables and other assets	4,092

Total current assets	13,353

Property and equipment	525
Goodwill	543,160
Customer relationships	22,800
Software technology	49,300
Other long-term assets	168

Total assets	629,306

Current liabilities
Accounts payable and accrued liabilities	3,715
Income tax payables	5,527
Deferred revenue	3,774

Total current liabilities	13,016

Deferred tax liability	11,769

Total liabilities	24,785

Fair value of net assets acquired	604,521
Less: Cash acquired	9,261

Fair value of net assets acquired, less cash acquired	595,260

Paid in Common Shares of the Company	439,020
Paid in cash	161,922
Receivable from Ecwid (already partially received)	(5,682)

Fair value of consideration transferred	595,260